UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-01209

Bridges Investment Fund, Inc.
 (Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2018
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 86.59%
Administrative and Support Services - 5.41%
Booking Holdings, Inc. (a)	2,600	$1,595,083	$5,409,014
PayPal Holdings, Inc. (a)	35,000	871,561	2,655,450
		$2,466,644	$8,064,464
Amusement, Gambling, and Recreation Industries - 2.02%
The Walt Disney Co.	30,000	$1,588,580	$3,013,200
Beverage and Tobacco Product Manufacturing - 2.04%
Altria Group, Inc.	15,000	$451,341	$934,800
PepsiCo, Inc.	13,000	632,331	1,418,950
Philip Morris International, Inc.	7,000	338,718	695,800
		$1,422,390	$3,049,550
Broadcasting (except Internet) - 1.38%
Comcast Corp.	60,000	$1,381,050	$2,050,200
Building Material and Garden Equipment and Supplies Dealers - 1.61%
Home Depot, Inc.	10,000	$1,294,810	$1,782,400
Lowe's Companies, Inc.	7,000	534,185	614,250
		$1,828,995	$2,396,650
Chemical Manufacturing - 4.79%
Allergan Plc	15,000	$2,160,150	$2,524,350
Ecolab, Inc.	15,000	1,436,988	2,056,050
Gilead Sciences, Inc.	17,000	1,306,096	1,281,630
Johnson & Johnson	10,000	866,300	1,281,500
		$5,769,534	$7,143,530
Computer and Electronic Product Manufacturing - 9.67%
Apple, Inc.	67,000	$1,138,677	$11,241,260
QUALCOMM, Inc.	35,000	1,379,458	1,939,350
Thermo Fisher Scientific, Inc.	6,000	879,267	1,238,760
		$3,397,402	$14,419,370
Couriers and Messengers - 1.99%
FedEx Corp.	8,000	$1,337,963	$1,920,880
United Parcel Service, Inc. - Class B	10,000	985,007	1,046,600
		$2,322,970	$2,967,480
Credit Intermediation and Related Activities - 7.42%
Ameriprise Financial, Inc.	10,000	$971,393	$1,479,400
Capital One Financial Corp.	30,000	864,556	2,874,600
JPMorgan Chase & Co.	30,000	1,721,191	3,299,100
Wells Fargo & Co.	65,000	1,722,622	3,406,650
		$5,279,762	$11,059,750
Data Processing, Hosting and Related Services - 0.96%
Fiserv, Inc. (a)	20,000	$971,166	$1,426,200
Electrical Equipment, Appliance, and Component Manufacturing - 1.07%
Eaton Corp. Plc	20,000	$944,512	$1,598,200
Food Services and Drinking Places - 1.16%
Starbucks Corp.	30,000	$561,001	$1,736,700
Health and Personal Care Stores - 1.16%
Express Scripts Holding Co. (a)	25,000	$951,440	$1,727,000
Insurance Carriers and Related Activities - 3.39%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$3,989,600
UnitedHealth Group, Inc.	5,000	1,169,950	1,070,000
		$1,848,599	$5,059,600
Machinery Manufacturing - 1.51%
Roper Technologies, Inc.	8,000	$335,931	$2,245,520
Mining (except Oil and Gas) - 0.42%
Martin Marietta Materials, Inc.	3,000	$614,287	$621,900
Nonstore Retailers - 4.85%
Amazon.com, Inc. (a)	5,000	$1,231,664	$7,236,700

Oil and Gas Extraction - 2.84%
Continental Resources, Inc. (a)	45,000	$1,294,799	$2,652,750
EOG Resources, Inc.	15,000	1,564,500	1,579,050
		$2,859,299	$4,231,800
Other Information Services - 7.91%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$4,148,560
Alphabet, Inc. - Class C (a)	4,010	844,083	4,137,478
Facebook, Inc. (a)	22,000	2,108,798	3,515,380
		$3,799,941	$11,801,418
Petroleum and Coal Products Manufacturing - 1.68%
Chevron Corp.	22,000	$1,206,019	$2,508,880
Professional, Scientific, and Technical Services - 17.08%
Amgen, Inc.	10,000	$1,609,946	$1,704,800
Biogen, Inc. (a)	3,500	756,617	958,370
Celgene Corp. (a)	50,000	2,585,087	4,460,500
Cognizant Technology Solutions Corp. - Class A	10,000	545,270	805,000
IQVIA Holdings, Inc. (a)	5,000	508,729	490,550
MasterCard, Inc.	70,000	1,245,377	12,261,200
Visa, Inc. - Class A	40,000	1,087,480	4,784,800
		$8,338,506	$25,465,220
Rail Transportation - 2.52%
Union Pacific Corp.	28,000	$806,918	$3,764,040
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.27%
BlackRock, Inc.	9,000	$2,079,709	$4,875,480
Transportation Equipment Manufacturing - 0.44%
Boeing Co.	2,000	$593,662	$655,760

TOTAL COMMON STOCKS		$52,599,981	$129,118,612

EXCHANGE TRADED FUNDS - 8.91%
Funds, Trusts, and Other Financial Vehicles - 8.91%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$7,502,800
iShares Core S&P Small-Cap ETF	75,000	2,746,435	5,775,750
TOTAL EXCHANGE TRADED FUNDS		$6,431,201	$13,278,550

SHORT-TERM INVESTMENTS - 4.63%
Mutual Funds - 4.63%
SEI Daily Income Trust Treasury - Class F, 1.361% (b)	6,909,404	$6,909,404	$6,909,404
TOTAL SHORT-TERM INVESTMENTS		$6,909,404	$6,909,404

TOTAL INVESTMENTS - 100.13%		$65,940,586	$149,306,566
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%			(201,134)
TOTAL NET ASSETS - 100.00%			$149,105,432

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	The rate shown is the annualized seven day yield as of March 31, 2018.

The accompanying notes are an integral part of these Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the three months ended March 31, 2018, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$129,118,612	$-	$-	$129,118,612
Exchange Traded Funds	13,278,550	-	-	13,278,550
Short-Term Investments	6,909,404	-	-	6,909,404
Total Investments in Securities	$149,306,566	$-	$-	$149,306,566

There were no transfers between Levels 1 and 2 during the period ended March 31, 2018.  Transfers between levels are recognized at the end of the reporting period.  Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title) /s/ Edson L. Bridges III
     Edson L. Bridges III, President and
     Chief Executive and Investment Officer

Date           5/17/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Edson L. Bridges III
 Edson L. Bridges III, President and
 Chief Executive and Investment Officer

Date            5/17/18

By (Signature and Title)*  /s/ Brian Kirkpatrick
 Brian Kirkpatrick, Executive Vice President

Date       5/17/18

By (Signature and Title)*  /s/ Nancy K. Dodge
Nancy K. Dodge, Secretary, Treasurer, CCO,
Principal Financial Officer

Date        5/17/18

* Print the name and title of each signing officer under his or her signature.